Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating expense [Abstract]
Advertising and marketing	$ 683	$ 785	$ 829
Regulatory Fees	977	1,348	1,565
Rental - office and equipment	2,394	2,681	3,019
Administrative	6,846	7,468	7,469
Professional services	3,911	4,255	4,621
Maintenance and repairs	1,673	1,866	1,635
Other	322	129	244
Total	$ 16,806	$ 18,532	$ 19,382